Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 11 – LEASES

The Company has various operating leases for office space and photocopiers. The lease agreements do not specify an explicit interest rate. The Company’s management believes that the Hong Kong Dollar Best Lending Rate (“BLR”) was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company as quoted by the BLR was 6.1% and 6.1% as of December 31, 2024 and June 30, 2025, respectively.

As of December 31, 2024 and June 30, 2025, the right-of-use assets totaled $130,134, and $78,782, respectively.

As of December 31, 2024 and June 30, 2025, lease liabilities consist of the following:

	As of December 31,	As of June 30,
	2024	2025

Lease liabilities - current portion	$101,947	$79,342
Lease liabilities - non-current portion	$29,378	$-
Total	$131,325	$79,342

During the six months ended June 30, 2024 and 2025, the Company incurred total operating lease expenses of $54,554 and $49,550, respectively.

Other lease information is as follows:

	For the six months ended June 30,
	2024	2025
Weighted-average remaining lease term - operating leases	1.8 year	0.8 years
Weighted-average discount rate - operating leases	5.8%	6.03%

The following is a schedule of future minimum payments under operating leases as of June 30, 2025:

As of June 30,
2025	$51,662
2026	29,743
Total lease payments	81,405
Less: imputed interest	(2,063)
Total operating lease liabilities, net of interest	$79,342